UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2017

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (29.8%)(a)
		Shares	Value

Banking (1.3%)

Banco Santander SA (Spain)		5,382	$25,696

Bank Hapoalim BM (Israel)		1,910	9,866

Bank of New York Mellon Corp. (The)		518	21,787

BNP Paribas SA/New York, NY (France)(NON)		692	38,317

Citigroup, Inc.		892	41,540

Concordia Financial Group, Ltd. (Japan)(NON)		1,300	6,061

Fukuoka Financial Group, Inc. (Japan)		1,000	3,607

Hokuhoku Financial Group, Inc. (Japan)		3,000	3,652

JPMorgan Chase & Co.		1,236	80,674

Mitsubishi UFJ Financial Group, Inc. (Japan)		5,900	29,101

Popular, Inc. (Puerto Rico)		183	5,735

Raiffeisen Bank International AG (Austria)(NON)		210	2,810

Regions Financial Corp.		1,018	10,007

Resona Holdings, Inc. (Japan)		4,500	16,933

Societe Generale SA (France)		522	21,484

Sumitomo Mitsui Financial Group, Inc. (Japan)		1,000	32,241

Sumitomo Mitsui Trust Holdings, Inc. (Japan)		2,000	6,877

UniCredit SpA (Italy)		671	2,147

Wells Fargo & Co.		436	22,114

Woori Bank (South Korea)		376	3,131

			383,780
Basic materials (1.0%)

Amcor, Ltd. (Australia)		1,330	15,636

Asahi Kasei Corp. (Japan)		2,000	13,304

Axalta Coating Systems, Ltd.(NON)		269	7,572

BASF SE (Germany)		526	40,634

BHP Billiton, Ltd. (Australia)		379	5,112

Boliden AB (Sweden)		120	2,123

Cabot Corp.		45	2,057

CIMIC Group, Ltd. (Australia)		238	6,412

Daicel Corp. (Japan)		300	3,701

Ems-Chemie Holding AG (Switzerland)		26	12,889

Evonik Industries AG (Germany)		280	8,256

Fortescue Metals Group, Ltd. (Australia)		2,834	6,046

Glencore PLC (United Kingdom)		3,452	6,555

Golden Agri-Resources, Ltd. (Singapore)		10,300	2,913

Graphic Packaging Holding Co.		476	6,378

Hitachi Chemical Co., Ltd. (Japan)		400	7,417

Incitec Pivot, Ltd. (Australia)		1,877	4,663

Kuraray Co., Ltd. (Japan)		500	6,598

LyondellBasell Industries NV Class A		509	41,412

Mitsubishi Chemical Holdings Corp. (Japan)		700	3,535

Mitsubishi Gas Chemical Co., Inc. (Japan)		1,000	5,639

Mitsubishi Materials Corp. (Japan)		3,000	8,581

Nippon Steel & Sumitomo Metal Corp. (Japan)		400	8,186

Reliance Steel & Aluminum Co.		71	5,279

Sealed Air Corp.		304	14,118

Sika AG (Switzerland)		1	4,326

Skanska AB (Sweden)		782	17,175

Stora Enso OYJ Class R (Finland)		1,355	11,616

UPM-Kymmene OYJ (Finland)		874	16,814

voestalpine AG (Austria)		187	6,405

Yara International ASA (Norway)		462	16,662

			318,014
Capital goods (1.0%)

ACS Actividades de Construccion y Servicios SA (Spain)		319	10,524

Allegion PLC (Ireland)		88	5,952

Allison Transmission Holdings, Inc.		591	16,601

B/E Aerospace, Inc.		160	7,622

Boeing Co. (The)		442	55,758

BWX Technologies, Inc.		121	4,256

Carlisle Cos., Inc.		45	4,672

Crown Holdings, Inc.(NON)		494	25,772

General Dynamics Corp.		53	7,519

Hitachi High-Technologies Corp. (Japan)		100	2,886

IDEX Corp.		52	4,334

JTEKT Corp (Japan)		300	4,104

KBR, Inc.		126	1,833

Kone OYJ Class B (Finland)		164	7,752

Leggett & Platt, Inc.		51	2,563

Mitsubishi Electric Corp. (Japan)		2,000	23,892

Northrop Grumman Corp.		11	2,339

NSK, Ltd. (Japan)		300	2,637

Orbital ATK, Inc.		88	7,659

OSRAM Licht AG (Germany)		211	11,229

Raytheon Co.		118	15,301

Roper Technologies, Inc.		41	7,014

Schindler Holding AG (Switzerland)		58	10,742

Spirit AeroSystems Holdings, Inc. Class A(NON)		157	7,344

Sumitomo Heavy Industries, Ltd. (Japan)		1,000	4,798

Thales SA (France)		41	3,552

Vinci SA (France)		507	38,128

Waste Management, Inc.		238	14,506

Xylem, Inc.		146	6,520

			317,809
Communication services (0.8%)

BT Group PLC (United Kingdom)		3,435	22,030

Eutelsat Communications SA (France)		283	5,643

Juniper Networks, Inc.		1,020	23,878

KDDI Corp. (Japan)		500	14,525

Nippon Telegraph & Telephone Corp. (Japan)		500	21,821

NTT DoCoMo, Inc. (Japan)		800	19,976

Orange SA (France)		1,326	23,038

PCCW, Ltd. (Hong Kong)		3,000	1,956

Sky PLC (United Kingdom)		1,881	26,249

Telenor ASA (Norway)		320	5,332

Telstra Corp., Ltd. (Australia)		2,592	10,460

Verizon Communications, Inc.		1,482	75,434

			250,342
Conglomerates (0.1%)

Siemens AG (Germany)		312	33,600

			33,600
Consumer cyclicals (3.4%)

Adecco Group AG (Switzerland)		21	1,273

Amazon.com, Inc.(NON)		48	34,694

Aristocrat Leisure, Ltd. (Australia)		787	7,300

Berkeley Group Holdings PLC (United Kingdom)		187	8,870

Boral, Ltd. (Australia)		1,511	7,397

Brambles, Ltd. (Australia)		2,507	23,250

Carter's, Inc.		167	16,790

Christian Dior SA (France)		25	4,076

Clorox Co. (The)		146	18,767

Compass Group PLC (United Kingdom)		744	13,868

Continental AG (Germany)		56	12,013

Dai Nippon Printing Co., Ltd. (Japan)		2,000	20,312

Discovery Communications, Inc. Class A(NON)(S)		1,434	39,937

Electrolux AB (Sweden)		103	2,764

Fiat Chrysler Automobiles NV (Italy)		2,191	15,639

Flight Centre Travel Group, Ltd. (Australia)		395	9,010

Fuji Heavy Industries, Ltd. (Japan)		300	11,125

Global Payments, Inc.		311	24,162

Goodyear Tire & Rubber Co. (The)		328	9,174

Hakuhodo DY Holdings, Inc. (Japan)		300	3,732

Harvey Norman Holdings, Ltd. (Australia)		2,502	8,232

Hino Motors, Ltd. (Japan)		300	3,044

Home Depot, Inc. (The)		527	69,627

Host Hotels & Resorts, Inc.(R)		2,274	35,020

Industrivarden AB Class A (Sweden)		1,066	19,872

Interpublic Group of Cos., Inc. (The)		65	1,554

ITV PLC (United Kingdom)		6,198	19,282

KAR Auction Services, Inc.		224	9,193

Kia Motors Corp. (South Korea)		155	6,058

Kingfisher PLC (United Kingdom)		4,900	26,060

Lagardere SCA (France)		161	3,811

Lear Corp.		96	11,401

Liberty Braves Group (Rights)(NON)		6	12

Liberty Braves Group Class A(NON)		16	249

Liberty Interactive Corp. Class A(NON)		95	2,563

Liberty Media Group Class A(NON)		42	818

Liberty SiriusXM Group Class A(NON)		174	5,549

Lowe's Cos., Inc.		682	54,649

Macy's, Inc.		241	8,004

Madison Square Garden Co. (The) Class A(NON)		11	1,843

Marks & Spencer Group PLC (United Kingdom)		2,789	15,338

Masco Corp.		690	22,522

Mazda Motor Corp. (Japan)		900	15,329

MGM China Holdings, Ltd. (Hong Kong)		2,000	2,870

MSG Networks, Inc. Class A(NON)		109	1,887

News Corp. Class A		508	6,076

NIKE, Inc. Class B		383	21,149

Panasonic Corp. (Japan)		300	2,759

Peugeot SA (France)(NON)		525	8,263

ProSiebenSat.1 Media SE (Germany)(NON)		112	5,631

PVH Corp.		149	13,976

Quanta Services, Inc.(NON)		463	11,126

Renault SA (France)		185	17,361

Ryman Hospitality Properties(R)		1,124	55,143

Scotts Miracle-Gro Co. (The) Class A		47	3,267

ServiceMaster Global Holdings, Inc.(NON)		162	6,195

Shimamura Co., Ltd. (Japan)		100	12,922

Sirius XM Holdings, Inc.(NON)		4,438	17,841

Six Flags Entertainment Corp.		131	7,557

SJM Holdings, Ltd. (Hong Kong)		6,000	3,851

TABCORP Holdings, Ltd. (Australia)		923	2,943

Taylor Wimpey PLC (United Kingdom)		4,031	11,992

Thor Industries, Inc.		33	2,145

Toppan Printing Co., Ltd. (Japan)		1,000	9,000

TransUnion(NON)		56	1,854

Tribune Media Co. Class A		63	2,536

TUI AG (London Exchange) (Germany)		506	7,746

Urban Outfitters, Inc.(NON)		162	4,622

Valeo SA (France)		91	13,735

Viacom, Inc. Class B		185	8,208

Vista Outdoor, Inc.(NON)		44	2,208

Visteon Corp.		101	7,573

Volkswagen AG (Preference) (Germany)(NON)		34	5,082

Wal-Mart Stores, Inc.		878	62,145

William Hill PLC (United Kingdom)		1,373	6,186

Wolters Kluwer NV (Netherlands)		344	13,712

World Fuel Services Corp.		57	2,620

WPP PLC (United Kingdom)		1,300	29,975

Yamada Denki Co., Ltd. (Japan)		600	2,818

			1,019,157
Consumer finance (0.2%)

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		4,500	19,194

Synchrony Financial(NON)		1,176	36,691

			55,885
Consumer staples (2.0%)

Altria Group, Inc.		775	49,321

Aryzta AG (Switzerland)		89	3,542

Ashtead Group PLC (United Kingdom)		295	4,170

British American Tobacco PLC (United Kingdom)		702	42,683

Bunge, Ltd.		71	4,762

Campbell Soup Co.		279	16,899

Coca-Cola Amatil, Ltd. (Australia)		4,180	26,775

Coca-Cola European Partners PLC (United Kingdom)		357	13,855

ConAgra Foods, Inc.		35	1,600

Delhaize Group (Belgium)		155	16,251

Dr. Pepper Snapple Group, Inc.		422	38,571

Edgewell Personal Care Co.		74	5,878

Energizer Holdings, Inc.		90	4,260

Estee Lauder Cos., Inc. (The) Class A		211	19,366

Geo Group, Inc. (The)(R)		1,197	39,812

Heineken Holding NV (Netherlands)		80	6,564

Heineken NV (Netherlands)		45	4,179

Hormel Foods Corp.		47	1,617

Imperial Brands PLC (United Kingdom)		722	39,329

ITOCHU Corp. (Japan)		700	8,723

J Sainsbury PLC (United Kingdom)		2,772	10,780

Jardine Cycle & Carriage, Ltd. (Singapore)		400	9,813

Kao Corp. (Japan)		500	27,296

Koninklijke Ahold NV (Netherlands)		1,346	29,818

Kroger Co. (The)		548	19,596

METRO AG (Germany)		283	9,298

Nestle SA (Switzerland)		386	28,503

PepsiCo, Inc.		463	46,842

Reckitt Benckiser Group PLC (United Kingdom)		139	13,841

Starbucks Corp.		605	33,208

Svenska Cellulosa AB SCA Class B (Sweden)		149	4,769

Unilever PLC (United Kingdom)		237	10,799

WH Group, Ltd. 144A (Hong Kong)(NON)		17,000	13,051

WM Morrison Supermarkets PLC (United Kingdom)		964	2,767

Woolworths, Ltd. (Australia)		338	5,389

			613,927
Energy (1.2%)

BP PLC (United Kingdom)		1,018	5,267

Caltex Australia, Ltd. (Australia)		299	7,040

CVR Energy, Inc.		74	1,453

Ensco PLC Class A (United Kingdom)		262	2,591

Exxon Mobil Corp.		83	7,389

Gulfport Energy Corp.(NON)		408	12,542

Halliburton Co.		594	25,055

HollyFrontier Corp.		192	5,138

Idemitsu Kosan Co., Ltd. (Japan)		300	5,968

Nabors Industries, Ltd.		861	8,093

Neste Oil OYJ (Finland)		298	10,043

Newfield Exploration Co.(NON)		208	8,480

Norsk Hydro ASA (Norway)		1,511	6,024

Occidental Petroleum Corp.		722	54,468

OMV AG (Austria)		877	24,444

Repsol YPF SA (Spain)		473	6,092

Rowan Cos. PLC Class A		443	7,500

Royal Dutch Shell PLC Class A (United Kingdom)		274	6,578

Royal Dutch Shell PLC Class B (United Kingdom)		759	18,254

Schlumberger, Ltd.		372	28,384

Technip SA (France)		33	1,811

Tesoro Corp.		199	15,538

Total SA (France)		1,010	49,081

Valero Energy Corp.		315	17,231

Vestas Wind Systems A/S (Denmark)		349	25,008

Woodside Petroleum, Ltd. (Australia)		494	9,723

			369,195
Financial (0.6%)

3i Group PLC (United Kingdom)		4,290	34,888

AerCap Holdings NV (Ireland)(NON)		105	4,104

Broadridge Financial Solutions, Inc.		67	4,301

CoreLogic, Inc.(NON)		90	3,354

HSBC Holdings PLC (United Kingdom)		6,285	40,512

Mizuho Financial Group, Inc. (Japan)		18,700	29,107

Morgan Stanley		1,154	31,585

ORIX Corp. (Japan)		1,500	20,639

UBS Group AG (Switzerland)		236	3,647

			172,137
Health care (2.4%)

Actelion, Ltd. (Switzerland)		23	3,774

AmerisourceBergen Corp.		480	35,990

Amgen, Inc.		383	60,495

Anthem, Inc.		297	39,252

Astellas Pharma, Inc. (Japan)		1,200	16,302

AstraZeneca PLC (United Kingdom)		451	26,311

Bruker Corp.		139	3,670

C.R. Bard, Inc.		112	24,532

Cardinal Health, Inc.		231	18,237

Charles River Laboratories International, Inc.(NON)		95	8,163

Gilead Sciences, Inc.		637	55,457

GlaxoSmithKline PLC (United Kingdom)		2,387	49,957

Hologic, Inc.(NON)		391	13,454

Incyte Corp.(NON)		20	1,688

Johnson & Johnson		819	92,293

Lonza Group AG (Switzerland)		51	8,804

McKesson Corp.		119	21,794

Medipal Holdings Corp. (Japan)		600	10,325

Novartis AG (Switzerland)		348	27,623

Novo Nordisk A/S Class B (Denmark)		226	12,570

Roche Holding AG (Switzerland)		143	37,534

Sanofi (France)		527	43,209

Shire PLC (United Kingdom)		148	9,132

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		217	11,256

VCA, Inc.(NON)		71	4,610

Ventas, Inc.(R)		1,097	72,764

Zoetis, Inc.		446	21,149

			730,345
Insurance (1.0%)

Aegon NV (Netherlands)		841	4,323

Ageas (Belgium)		109	4,409

Allianz SE (Germany)		242	39,501

Allied World Assurance Co. Holdings AG		95	3,523

Allstate Corp. (The)		425	28,692

American Financial Group, Inc.		49	3,591

Aspen Insurance Holdings, Ltd.		58	2,775

Aviva PLC (United Kingdom)		881	5,739

AXA SA (France)		1,383	34,746

CNP Assurances (France)		890	15,101

Lincoln National Corp.		346	15,864

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		171	32,126

NN Group NV (Netherlands)		326	10,887

Prudential Financial, Inc.		493	39,070

Reinsurance Group of America, Inc.		48	4,759

Swiss Life Holding AG (Switzerland)		66	17,111

Swiss Re AG (Switzerland)		393	35,307

Voya Financial, Inc.		349	11,468

			308,992
Investment banking/Brokerage (0.3%)

Ameriprise Financial, Inc.		168	17,081

Daiwa Securities Group, Inc. (Japan)		1,000	5,779

E*Trade Financial Corp.(NON)		597	16,650

Investor AB Class B (Sweden)		878	30,546

Nomura Holdings, Inc. (Japan)		1,100	4,713

Partners Group Holding AG (Switzerland)		7	2,951

			77,720
Real estate (10.4%)

Alexandria Real Estate Equities, Inc.(R)		860	83,334

American Capital Agency Corp.(R)		527	9,955

Annaly Capital Management, Inc.(R)		1,161	12,283

Apartment Investment & Management Co. Class A(R)		1,631	69,562

AvalonBay Communities, Inc.(R)		837	150,560

Boston Properties, Inc.(R)		1,051	132,037

Brixmor Property Group, Inc.(R)		2,418	61,055

Camden Property Trust(R)		991	84,443

Care Capital Properties, Inc.(R)		274	7,121

CBRE Group, Inc. Class A(NON)		598	17,850

Chimera Investment Corp.(R)		312	4,677

Corporate Office Properties Trust(R)		2,031	54,898

DDR Corp.(R)		259	4,457

Dexus Property Group (Australia)(R)		1,373	8,579

DiamondRock Hospitality Co.(R)		4,163	37,217

Digital Realty Trust, Inc.(R)		225	21,476

Duke Realty Corp.(R)		3,387	80,170

DuPont Fabros Technology, Inc.(R)		2,534	107,214

Equity Lifestyle Properties, Inc.(R)		53	3,885

Equity Residential Trust(R)		2,082	144,095

Essex Property Trust, Inc.(R)		175	39,765

Extra Space Storage, Inc.(R)		108	10,041

Federal Realty Investment Trust(R)		135	20,681

General Growth Properties(R)		4,717	126,746

HCP, Inc.(R)		1,842	60,547

Healthcare Realty Trust, Inc.(R)		1,866	59,320

Highwoods Properties, Inc.(R)		1,467	71,384

Jones Lang LaSalle, Inc.		28	3,300

Kerry Properties, Ltd. (Hong Kong)		3,500	8,739

Kimco Realty Corp.(R)		3,629	102,265

Lend Lease Group (Australia)		856	8,289

Liberty Property Trust(R)		1,587	59,227

Macerich Co. (The)(R)		353	26,941

Medical Properties Trust, Inc.(R)		4,932	72,500

MFA Financial, Inc.(R)		546	3,937

Mid-America Apartment Communities, Inc.(R)		116	11,947

National Health Investors, Inc.(R)		730	50,976

New World Development Co., Ltd. (Hong Kong)		14,000	13,240

Nomura Real Estate Holdings, Inc. (Japan)		300	5,348

Persimmon PLC (United Kingdom)		600	18,267

Post Properties, Inc.(R)		820	49,667

Prologis, Inc.(R)		3,288	156,279

Public Storage(R)		840	213,116

Realogy Holdings Corp.(NON)		276	9,053

Realty Income Corp.(R)		584	35,093

Regency Centers Corp.(R)		64	4,902

Sekisui Chemical Co., Ltd. (Japan)		200	2,587

Simon Property Group, Inc.(R)		1,737	343,301

SL Green Realty Corp.(R)		252	25,543

Spirit Realty Capital, Inc.(R)		1,674	19,167

Starwood Property Trust, Inc.(R)		372	7,671

Sunstone Hotel Investors, Inc.(R)		4,011	48,292

Taubman Centers, Inc.(R)		825	56,570

Two Harbors Investment Corp.(R)		400	3,392

UDR, Inc.(R)		405	14,592

VEREIT, Inc.(R)		1,702	16,322

Vornado Realty Trust(R)		551	52,632

Washington Real Estate Investment Trust(R)		1,435	42,519

Weingarten Realty Investors(R)		1,784	67,132

Welltower, Inc.(R)		1,334	91,926

Wheelock and Co., Ltd. (Hong Kong)		5,000	22,474

WP Carey, Inc.(R)		85	5,449

			3,156,007
Technology (2.5%)

Adobe Systems, Inc.(NON)		398	39,589

Agilent Technologies, Inc.		468	21,477

Alphabet, Inc. Class A(NON)		76	56,913

Amadeus IT Holding SA Class A (Spain)		232	10,747

Amdocs, Ltd.		265	15,367

Apple, Inc.		784	78,290

Applied Materials, Inc.		717	17,509

AtoS SE (France)		180	16,635

Brocade Communications Systems, Inc.		779	7,058

Cisco Systems, Inc.		349	10,138

Computer Sciences Corp.		378	18,598

CSRA, Inc.		148	3,666

eBay, Inc.(NON)		1,773	43,368

Fujitsu, Ltd. (Japan)		1,000	4,009

GungHo Online Entertainment, Inc. (Japan)(S)		4,000	11,531

Hoya Corp. (Japan)		400	13,968

Intuit, Inc.		102	10,879

Iron Mountain, Inc.(R)		1,848	67,896

L-3 Communications Holdings, Inc.		234	32,107

Leidos Holdings, Inc.		301	14,869

Maxim Integrated Products, Inc.		469	17,803

Microsoft Corp.		1,993	105,629

Mixi, Inc. (Japan)		100	3,835

Motorola Solutions, Inc.		163	11,291

NCR Corp.(NON)		170	5,250

Nexon Co., Ltd. (Japan)		600	9,792

Nuance Communications, Inc.(NON)		337	5,635

NVIDIA Corp.		853	39,852

Red Hat, Inc.(NON)		173	13,401

Samsung Electronics Co., Ltd. (South Korea)		19	20,536

Seiko Epson Corp. (Japan)		200	3,572

SoftBank Corp. (Japan)		100	5,566

TDK Corp. (Japan)		100	5,767

Xerox Corp.		1,961	19,551

			762,094
Transportation (0.8%)

ANA Holdings, Inc. (Japan)		4,000	11,646

AP Moeller - Maersk A/S (Denmark)		15	19,320

Aurizon Holdings, Ltd. (Australia)		1,727	5,629

Central Japan Railway Co. (Japan)		200	35,157

CH Robinson Worldwide, Inc.		21	1,575

Delta Air Lines, Inc.		922	40,070

Deutsche Post AG (Germany)		630	18,376

easyJet PLC (United Kingdom)		122	2,709

International Consolidated Airlines Group SA (Spain)		1,544	12,068

Qantas Airways, Ltd. (Australia)		2,351	5,230

Royal Mail PLC (United Kingdom)		1,933	15,146

Ryanair Holdings PLC ADR (Ireland)		98	8,565

United Parcel Service, Inc. Class B		334	34,432

Yangzijiang Shipbuilding Holdings, Ltd. (China)		30,900	20,538

			230,461
Utilities and power (0.8%)

American Electric Power Co., Inc.		108	6,991

Centrica PLC (United Kingdom)		1,220	3,601

CLP Holdings, Ltd. (Hong Kong)		500	4,713

E.ON SE (Germany)		2,133	20,968

Edison International		215	15,400

Endesa SA (Spain)		758	15,586

Enel SpA (Italy)		3,411	15,462

Entergy Corp.		552	41,908

Iberdrola SA (Spain)		4,912	33,317

Korea Electric Power Corp. (South Korea)		87	4,585

NiSource, Inc.		263	6,275

PPL Corp.		640	24,666

RWE AG (Germany)(NON)		557	7,291

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)		1,100	5,139

Tokyo Gas Co., Ltd. (Japan)		1,000	4,012

UGI Corp.		483	20,730

Vectren Corp.		43	2,136

			232,780

Total common stocks (cost $8,772,076)			$9,032,245

INVESTMENT COMPANIES (10.2%)(a)
		Shares	Value

Putnam Absolute Return 700 Fund Class Y(AFF)		271,463	$3,005,100

SPDR S&P 500 ETF Trust		315	66,175

SPDR S&P MidCap 400 ETF Trust		34	9,243

Total investment companies (cost $3,455,833)			$3,080,518

CORPORATE BONDS AND NOTES (10.0%)(a)
		Principal amount	Value

Basic materials (1.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$15,000	$14,963

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		5,000	4,922

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)		2,000	2,058

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		15,000	17,588

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		15,000	15,188

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		25,000	27,188

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		5,000	5,438

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		2,000	1,834

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	2,852

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		20,000	18,900

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025		2,000	2,063

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		30,000	23,700

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		1,000	938

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		9,000	7,920

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		4,000	3,320

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		2,000	1,835

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		50,000	52,750

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		15,000	12,450

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		25,000	25,438

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,918

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		5,000	5,181

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		5,000	4,425

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	1,975

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		25,000	25,693

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		25,000	17,500

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030		5,000	6,517

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,411

			311,965
Capital goods (0.9%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		40,000	41,200

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		20,000	20,100

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		25,000	25,563

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		15,000	15,150

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		10,000	10,275

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023		5,000	5,300

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		10,000	8,750

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		20,000	19,700

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		10,000	13,459

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		20,000	18,500

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		3,000	3,263

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		2,000	2,133

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		20,000	20,325

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		35,000	35,963

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		40,000	40,800

			280,481
Communication services (1.8%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)		10,000	10,431

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046		2,000	1,986

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		30,000	30,825

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		35,000	35,875

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484s, 2045		8,000	9,187

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908s, 2025		2,000	2,139

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	6,993

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		5,000	7,018

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		28,000	31,073

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		5,000	5,438

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		5,000	5,390

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		25,000	25,688

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		10,000	9,255

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		5,000	1,488

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,817

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		25,000	26,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		15,000	15,225

SBA Tower Trust 144A sr. notes 5.101s, 2017		10,000	9,998

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		40,000	29,850

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		20,000	15,600

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		70,000	56,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		65,000	68,738

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		40,000	42,200

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462s, 2021 (Spain)		5,000	5,634

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		200	5,520

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		19,000	19,188

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	5,071

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		35,000	36,400

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		25,000	22,688

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		20,000	17,450

			565,990
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity		16,000	16,800

			16,800
Consumer cyclicals (1.8%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		5,000	7,040

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		15,000	12,994

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		7,000	7,613

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044		5,000	4,346

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		4,000	3,410

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		35,000	33,381

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		5,000	6,969

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026		5,000	5,035

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		5,000	6,527

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	6,733

General Motors Co. sr. unsec. notes 6 1/4s, 2043		5,000	5,500

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046		2,000	2,343

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		10,000	9,921

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,395

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		25,000	25,375

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		10,000	10,438

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		35,000	32,375

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		5,000	5,569

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		30,000	29,775

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		10,000	10,113

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		2,000	2,153

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024		1,000	1,124

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		5,000	5,225

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		10,000	10,350

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		35,000	24,588

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		1,000	1,191

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026		5,000	5,157

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026		5,000	5,131

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		20,000	20,850

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019		5,000	5,772

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025		4,000	4,078

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		5,000	5,097

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	2,005

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025		2,000	1,949

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		30,000	30,900

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026		5,000	5,485

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		70,000	56,700

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		35,000	36,225

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020		15,000	15,544

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		32,000	32,640

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		5,000	4,943

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		5,000	6,678

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95s, 2026		5,000	4,911

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022		15,000	15,150

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		2,000	2,139

			536,837
Consumer staples (0.6%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		2,000	2,461

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		5,000	5,141

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046		5,000	5,582

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		10,000	15,483

BlueLine Rental Finance Corp. 144A notes 7s, 2019		40,000	33,800

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		2,000	2,251

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 7/8s, 2019		2,000	2,095

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		5,000	5,063

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		10,000	11,288

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	2,030

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045		5,000	5,815

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		12,000	13,362

CVS Pass-Through Trust sr. notes 6.036s, 2028		3,606	4,045

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		5,000	5,077

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		10,000	13,119

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039		5,000	6,605

Kraft Heinz Foods Co. 144A company guaranty sr. unsec. unsub. bonds 4 3/8s, 2046		5,000	5,059

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038		2,000	2,648

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039		15,000	17,812

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026		8,000	8,477

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,190

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044		3,000	3,402

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021		5,000	5,170

			177,975
Energy (0.5%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		25,000	23,938

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		25,000	21,500

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		5,000	5,477

California Resources Corp. 144A company guaranty notes 8s, 2022		15,000	10,950

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		14,000	11,270

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		5,000	4,683

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024		2,000	1,813

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		5,000	5,632

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		35,000	35,175

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.2s, 2018		5,000	5,306

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024		5,000	4,363

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032		7,000	7,228

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031		2,000	1,970

			139,305
Financials (1.7%)

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021		5,000	5,045

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		40,000	45,400

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		5,000	5,063

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		5,000	4,608

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		5,000	6,200

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		7,000	7,140

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		10,000	10,550

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)		10,000	10,142

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		15,000	16,351

BGC Partners, Inc. 144A sr. unsec. notes 5 1/8s, 2021		5,000	4,980

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)		5,000	5,534

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		5,000	5,197

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		5,000	5,112

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		2,000	2,080

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		8,000	8,110

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		55,000	56,306

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		2,000	2,003

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		4,000	3,950

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		14,000	13,668

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		20,000	19,300

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		2,000	2,394

Duke Realty LP company guaranty sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,216

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,995

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		3,000	990

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8 1/8s, 2038		5,000	5,413

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		5,000	4,886

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)		8,000	11,680

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		40,000	38,713

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019		5,000	5,400

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity		7,000	7,053

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		5,000	5,812

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		2,000	2,210

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7s, 2037		5,000	4,325

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,966

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)		10,000	10,975

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039		5,000	7,328

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)		5,000	5,191

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,000	2,083

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		35,000	35,350

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		15,000	13,125

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		2,000	1,840

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)		5,000	5,226

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		5,000	5,040

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		5,000	5,022

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		30,000	29,175

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.634s, 2037		15,000	12,092

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054		2,000	2,173

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		10,000	9,950

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)		3,000	3,019

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		10,000	10,700

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		10,000	11,122

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,064

			512,267
Health care (0.4%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		2,000	2,059

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)		3,000	2,964

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		35,000	35,875

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2019		2,000	2,153

HCA, Inc. company guaranty sr. sub. notes 5s, 2024		5,000	5,131

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019		45,000	46,350

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5 1/4s, 2026(R)		5,000	5,138

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)		5,000	4,769

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		2,000	2,034

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		20,000	20,700

			127,173
Technology (0.4%)

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		3,000	3,177

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		20,000	20,350

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046		2,000	2,036

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023		13,000	13,219

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		35,000	32,113

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		15,000	14,925

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		20,000	21,325

			107,145
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		35,000	34,038

Aviation Capital Group Corp. 144A sr. unsec. unsub. notes 7 1/8s, 2020		5,000	5,663

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		15,000	14,925

			54,626
Utilities and power (0.6%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		15,000	17,513

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		5,000	6,003

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		100,000	96,732

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8 3/8s, 2032		5,000	5,505

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,570

Energy Transfer Partners LP sr. unsec. unsub. bonds 6 1/8s, 2045		5,000	4,720

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,196

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)		5,000	6,366

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044		1,000	896

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		3,000	2,991

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032		5,000	5,409

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5 3/8s, 2021 (United Kingdom)		15,000	16,746

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067		7,000	5,906

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019		5,000	5,837

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		10,000	6,875

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067		5,000	4,088

			198,353

Total corporate bonds and notes (cost $3,096,348)			$3,028,917

CONVERTIBLE BONDS AND NOTES (7.5%)(a)
		Principal amount	Value

Basic materials (0.1%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$16,000	$16,520

			16,520
Capital goods (0.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		65,000	39,000

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		8,000	16,330

			55,330
Communication services (—%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		6,000	6,083

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		38,000	4

			6,087
Consumer cyclicals (1.7%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		33,000	42,549

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		24,000	26,040

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 1/8s, 2034		47,000	63,055

Lennar Corp. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2020		24,000	49,215

Liberty Interactive, LLC cv. sr. unsec. notes 3 1/2s, 2031		50,000	26,063

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043		44,000	74,943

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		57,000	65,372

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		47,000	25,791

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		35,000	49,153

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1 1/4s, 2021		109,000	100,280

			522,461
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. sub. FRN 2 1/2s, 2019		30,000	41,952

			41,952
Energy (0.5%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		87,000	64,380

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $13,899) (In default)(NON)(RES)		14,000	70

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		42,000	34,493

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1 3/4s, 2017 (In default)(NON)		50,000	13,281

Trico Marine Services, Inc. cv. sr. unsec. notes 3s, 2027 (In default)(F)(NON)		15,000	413

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020		34,000	25,840

			138,477
Financials (0.6%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		36,000	38,453

Radian Group, Inc. cv. sr. unsec. notes 2 1/4s, 2019		28,000	34,580

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		43,000	45,096

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019		57,000	58,496

			176,625
Health care (1.2%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		32,000	31,600

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019		12,000	12,548

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		49,000	48,388

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		14,000	980

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		49,000	58,096

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)		61,000	78,461

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		66,000	73,796

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		27,000	29,109

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		13,000	34,060

			369,038
Technology (2.8%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		16,000	10,710

Brocade Communications Systems, Inc. cv. company guaranty sr. unsec. notes 1 3/8s, 2020		33,000	31,907

Ciena Corp. cv. sr. unsec. notes 4s, 2020		43,000	52,433

Citrix Systems, Inc. cv. sr. unsec. notes 0 1/2s, 2019		28,000	32,323

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018		13,000	25,204

Intel Corp. cv. jr. unsec. sub. notes 3 1/4s, 2039		19,000	30,020

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		37,000	42,828

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		8,000	12,085

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1 5/8s, 2025		45,000	50,090

Micron Technology, Inc. cv. sr. unsec. bonds 3s, 2043		50,000	36,375

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		52,000	68,770

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		12,000	7,515

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		21,000	51,174

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		51,000	118,543

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		27,000	28,974

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		34,000	34,468

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018		45,000	60,806

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		11,000	17,876

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		24,000	23,775

Twitter, Inc. cv. sr. unsec. unsub. bonds 1s, 2021		28,000	23,485

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021		22,000	19,690

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		78,000	78,439

			857,490
Transportation (0.3%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2 1/4s, 2022		22,000	21,560

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		24,000	22,740

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2 3/8s, 2019		51,000	42,649

			86,949

Total convertible bonds and notes (cost $2,367,173)			$2,270,929

CONVERTIBLE PREFERRED STOCKS (5.7%)(a)
		Shares	Value

Basic materials (0.3%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		1,300	$42,656

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)		1,775	18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		1,111	56,314

			98,988
Capital goods (0.1%)

Stericycle, Inc. $5.25 cv. pfd.		328	25,974

			25,974
Communication services (1.1%)

American Tower Corp. $5.50 cv. pfd.(R)		950	100,344

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		800	39,100

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		463	50,523

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		530	52,073

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		1,204	87,097

			329,137
Consumer cyclicals (0.7%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		2,521	63,498

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)		1,260	83,160

Stanley Black & Decker, Inc. $6.25 cv. pfd.		587	69,284

			215,942
Consumer staples (0.3%)

Tyson Foods, Inc. $2.375 cv. pfd.		1,082	76,552

			76,552
Energy (0.2%)

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		23	1,058

Hess Corp. $2.00 cv. pfd.		560	42,599

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		843	27,187

			70,844
Financials (1.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		1,573	51,540

AMG Capital Trust II $2.575 cv. pfd.		956	57,002

Banc of California, Inc. $4.00 cv. pfd.		311	27,990

Bank of America Corp. Ser. L, 7.25% cv. pfd.		119	137,891

EPR Properties Ser. C, $1.438 cv. pfd.(R)		2,632	73,149

iStar, Inc. $2.25 cv. pfd.(R)		226	10,215

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		644	31,343

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		77	94,662

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		697	43,715

			527,507
Health care (0.7%)

Allergan PLC Ser. A, 5.50% cv. pfd.		135	114,029

Anthem, Inc. $2.63 cv. pfd.		864	38,413

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)		67	56,943

			209,385
Utilities and power (0.6%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		1,000	50,150

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		293	19,810

El Paso Energy Capital Trust I $2.375 cv. pfd.		965	47,044

Exelon Corp. $3.25 cv. pfd.		1,302	61,480

			178,484

Total convertible preferred stocks (cost $1,730,785)			$1,732,813

U.S. TREASURY OBLIGATIONS (3.9%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGSF)(SEGCCS)		$60,000	$74,383
2 3/4s, August 15, 2042(SEGCCS)		90,000	93,007

U.S. Treasury Notes
2 3/4s, November 15, 2023(SEGSF)		160,000	172,113
2 3/8s, August 15, 2024(SEGSF)		130,000	136,185
2 1/8s, May 15, 2025		80,000	82,126
2s, November 30, 2020(SEGSF)		140,000	144,069
1 3/8s, September 30, 2018		90,000	90,914
1 1/8s, December 31, 2019(SEGCCS)		180,000	179,796
1s, August 31, 2016		10,000	10,014
0 3/4s, March 31, 2018(SEGCCS)		130,000	129,722
0 3/4s, December 31, 2017		60,000	59,927

Total U.S. treasury obligations (cost $1,147,406)			$1,172,256

MORTGAGE-BACKED SECURITIES (1.2%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711s, 2049		$10,000	$10,323
Ser. 14-GC21, Class AS, 4.026s, 2047		14,000	15,059

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.098s, 2045		131,933	11,183
FRB Ser. 14-CR14, Class XA, IO, 0.857s, 2047(F)		569,581	21,780

COMM Mortgage Trust
Ser. 13-CR13, Class AM, 4.449s, 2023		11,000	12,146
Ser. 13-LC6, Class AM, 3.282s, 2046		19,000	19,553
FRB Ser. 13-LC13, Class XA, IO, 1.384s, 2046(F)		137,412	7,755
FRB Ser. 14-CR18, Class XA, IO, 1.277s, 2047		98,340	6,256
FRB Ser. 14-CR16, Class XA, IO, 1.238s, 2047		179,965	10,749
FRB Ser. 14-UBS6, Class XA, IO, 1.065s, 2047		98,845	5,918
FRB Ser. 13-CR13, Class XA, IO, 0.974s, 2023(F)		124,573	5,754

COMM Mortgage Trust 144A FRB Ser. 12-LC4, Class XA, IO, 2.378s, 2044		97,728	8,500

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.989s, 2038		3,887	—

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051		11,090	11,309
Ser. 04-LN2, Class A2, 5.115s, 2041		358	358

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035		2,000	2,072

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040		4,037	—

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.413s, 2046		10,000	11,064
FRB Ser. 13-C10, Class AS, 4.083s, 2046		20,000	21,633
FRB Ser. 13-C13, Class XA, IO, 1.158s, 2046(F)		300,450	17,891
FRB Ser. 13-C12, Class XA, IO, 0.956s, 2046		314,877	12,049

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.065s, 2045		151,740	10,516

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		3,814	3,816

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)		8,160	8,168

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.653s, 2063		417,270	23,985

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045		10,000	11,248

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.298s, 2046		17,000	18,583

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046		25,000	27,461
Ser. 13-UBS1, Class AS, 4.306s, 2046		26,000	28,398
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,459

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.139s, 2045(F)		92,283	8,030
FRB Ser. 12-C10, Class XA, IO, 1.729s, 2045(F)		215,792	16,967

Total mortgage-backed securities (cost $381,845)			$378,983

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.95s, 2021 (Argentina)		$212,821	$234,103

Total foreign government and agency bonds and notes (cost $203,096)			$234,103

SENIOR LOANS (0.5%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$64,230	$46,567

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		66,169	66,252

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		4,747	4,741

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		24,368	23,472

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.439s, 2021		9,825	9,842

Total senior loans (cost $167,068)			$150,874

MUNICIPAL BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$10,000	$14,997

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		10,000	15,096

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		5,000	6,092

Total municipal bonds and notes (cost $25,063)			$36,185

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.439s, 2017		$16,000	$16,000

Total asset-backed securities (cost $16,000)			$16,000

PREFERRED STOCKS (—%)(a)
		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		275	$6,887

Total preferred stocks (cost $7,238)			$6,887

SHORT-TERM INVESTMENTS (31.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.61%(d)	Shares	37,408	$37,408

Putnam Short Term Investment Fund 0.41%(AFF)	Shares	9,452,510	9,452,510

U.S. Treasury Bills 0.25%, June 9, 2016(SEG)		$8,000	8,000

Total short-term investments (cost $9,497,918)			$9,497,918

TOTAL INVESTMENTS

Total investments (cost $30,867,849)(b)			$30,638,628

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $446,128) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$15,656	$16,588	$(932)
	British Pound	Buy	6/15/16	11,008	11,042	(34)
	British Pound	Sell	6/15/16	11,008	11,059	51
Barclays Bank PLC
	British Pound	Buy	6/15/16	10,429	10,569	(140)
	British Pound	Sell	6/15/16	10,429	10,481	52
	Euro	Buy	6/15/16	18,367	18,681	(314)
	Euro	Sell	6/15/16	18,367	18,628	261
	Hong Kong Dollar	Buy	8/18/16	18,408	18,431	(23)
	Singapore Dollar	Buy	8/18/16	30,313	31,083	(770)
Citibank, N.A.
	Danish Krone	Sell	6/15/16	4,145	4,091	(54)
Credit Suisse International
	Euro	Sell	6/15/16	12,579	13,148	569
	Japanese Yen	Sell	8/18/16	1,350	1,341	(9)
	Norwegian Krone	Sell	6/15/16	6,539	6,160	(379)
	Swiss Franc	Buy	6/15/16	31,205	31,439	(234)
HSBC Bank USA, National Association
	Euro	Sell	6/15/16	48,755	47,053	(1,702)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/15/16	18,974	18,765	209
	Norwegian Krone	Sell	6/15/16	20,070	19,690	(380)
	Swedish Krona	Sell	6/15/16	22,058	21,507	(551)
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/15/16	445	435	10
	Euro	Sell	6/15/16	445	446	1
State Street Bank and Trust Co.
	Euro	Buy	6/15/16	18,144	18,320	(176)
	Euro	Sell	6/15/16	18,144	17,746	(398)
	Israeli Shekel	Sell	7/21/16	3,897	3,981	84
	Japanese Yen	Sell	8/18/16	522	543	21
	Swedish Krona	Buy	6/15/16	26,388	26,628	(240)
	Swiss Franc	Buy	6/15/16	12,784	12,972	(188)
UBS AG
	Australian Dollar	Buy	7/21/16	11,183	11,957	(774)
	Euro	Buy	6/15/16	12,801	13,065	(264)
	Euro	Sell	6/15/16	12,801	12,867	66
	Swiss Franc	Buy	6/15/16	13,287	13,384	(97)
WestPac Banking Corp.
	New Zealand Dollar	Buy	7/21/16	3,982	4,028	(46)

Total						$(6,381)

FUTURES CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	3	$653,719	Sep-16	$275

Total				$275

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 25 Index	BBB/P	$292,578	$3,163,000	6/20/21	100 bp	$8,698

	Total		$292,578	$8,698

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$3,241	$4,210,470	12/20/20	500 bp	$201,470
	NA HY Series 26 Index	—	(9,377)	388,000	6/20/21	(500 bp)	3,301

	Total		$(6,136)	$204,771

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2016 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,345,235.
(b)	The aggregate identified cost on a tax basis is $30,904,517, resulting in gross unrealized appreciation and depreciation of $1,289,385 and $1,555,274, respectively, or net unrealized depreciation of $265,889.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $70, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Money Market Liquidity Fund *	$—	$601,046	$601,046	$152	$—	$—
Putnam Short Term Investment Fund *	9,111,335	1,971,907	1,630,732	9,944	—	9,452,510
Putnam Absolute Return 700 Fund Class Y	2,994,877	449,415	510,525	—	—	3,005,100
Totals	$12,106,212	$3,022,368	$2,742,303	$10,096	$—	$12,457,610
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $37,408, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $36,754.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $8,421,468 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $290,272 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $307,817 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$220,271	$97,743	$—
Capital goods	279,492	38,317	—
Communication services	181,604	68,738	—
Conglomerates	33,600	—	—
Consumer cyclicals	867,205	151,952	—
Consumer staples	522,880	91,047	—
Energy	346,464	22,731	—
Financials	3,910,291	244,230	—
Health care	703,718	26,627	—
Technology	683,518	78,576	—
Transportation	152,261	78,200	—
Utilities and power	214,331	18,449	—
Total common stocks	8,115,635	916,610	—
Asset-backed securities	—	16,000	—
Convertible bonds and notes	—	2,267,532	3,397
Convertible preferred stocks	69,786	1,663,009	18
Corporate bonds and notes	—	3,028,917	—
Foreign government and agency bonds and notes	—	234,103	—
Investment companies	3,080,518	—	—
Mortgage-backed securities	—	378,983	—
Municipal bonds and notes	—	36,185	—
Preferred stocks	6,887	—	—
Senior loans	—	150,874	—
U.S. treasury obligations	—	1,172,256	—
Short-term investments	9,452,510	45,408	—

Totals by level	$20,725,336	$9,909,877	$3,415

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,381)	$—
Futures contracts	275	—	—
Credit default contracts	—	(72,973)	—

Totals by level	$275	$(79,354)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$210,907	$283,880
Foreign exchange contracts	1,324	7,705
Interest rate contracts	275	—

Total	$212,506	$291,585

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$720,000
OTC credit default contracts (notional)		$3,100,000
Centrally cleared credit default contracts (notional)		$4,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	51	313	—	—	569	—	209	11	105	66	—	1,324

	Total Assets	$51	$313	$—	$—	$569	$—	$209	$11	$105	$66	$—	$1,324

	Liabilities:
	OTC Credit default contracts*#	—	283,880	—	—	—	—	—	—	—	—	—	283,880
	Centrally cleared credit default contracts§	—	—	3,106	—	—	—	—	—	—	—	—	3,106
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	966	1,247	—	54	622	1,702	931	—	1,002	1,135	46	7,705

	Total Liabilities	$966	$285,127	$3,106	$54	$622	$1,702	$931	$—	$1,002	$1,135	$46	$294,691

	Total Financial and Derivative Net Assets	$(915)	$(284,814)	$(3,106)	$(54)	$(53)	$(1,702)	$(722)	$11	$(897)	$(1,069)	$(46)	$(293,367)
	Total collateral received (pledged)##†	$—	$(284,814)	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(915)	$—	$(3,106)	$(54)	$(53)	$(1,702)	$(722)	$11	$(897)	$(1,069)	$(46)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016